TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA B

Supplement dated November 9, 2017

To the Prospectus for

Transamerica Landmark Variable Annuity

Transamerica Freedom Variable Annuity

Transamerica Extra Variable Annuity

Dated May 1, 2017

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Separate Account VA-BNY

Supplement dated November 9, 2017

To the Prospectus for

Transamerica Landmark NY Variable Annuity

Dated May 1, 2017

Effective on or about November 20, 2017 (the “Closure Date”), the following subaccount (the “Subaccount”) will be closed to new investments:

•	TA Barrow Hanley Dividend Focused - Initial Class

“Closed to new investments” means no one can allocate additional amounts (either through policy transfers or additional premiums) to the Subaccount after the Closure Date.

If you have any amount in the Subaccount on the Closure Date, you may do the following (subject to the terms and conditions contained in the Prospectus):

•	transfer amounts out of the Subaccount into other subaccounts;

•	withdraw amounts from the Subaccount; and

•	maintain your current investment in the Subaccount.

Please note: If you have given us allocation instructions for premium payments or other purposes (for example, dollar cost averaging or asset rebalancing) directing us to invest in the Subaccount, you need to provide us with new instructions for amounts that would have otherwise gone into the Subaccount.

If you do not provide new instructions:

•

subsequent premium payments and dollar cost averaging transactions will be re-allocated pro-rata to the remaining available investment choices according to the investment allocation instructions you previously provided; and

•	transfers and asset rebalancing transactions will not be processed and new instructions will be required.

Any references in the Prospectus to the above Subaccount are hereby changed as noted above.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity, Transamerica Freedom Variable Annuity, Transamerica Extra Variable
Annuity, or Transamerica Landmark NY Variable Annuity, respectively,

dated May 1, 2017